CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 26,411	$ 24,573	$ 23,409
Adjustments to reconcile net income to net cash generated from operating activities:
Stock-based compensation	2,015	1,783	503
Depreciation of property, plant and equipment	2,533	2,034	1,808
Amortization of other intangible assets	1,116	437	592
Change in allowance for doubtful accounts	(83)	(1,008)	(517)
Losses on disposition of property, plant and equipment	24	38	112
Loss from equity method investment	91
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	230	(170)	2,385
(Increase) decrease in inventories	(125)	(447)	246
(Increase) decrease in prepayments and other assets	(843)	(1,315)	327
(Increase) decrease in deferred tax assets	(108)	547	(370)
(Increase) decrease in deferred cost	(10)	43	635
(Increase) in other non-current assets	(1,240)	(327)	(586)
Increase in accrued expenses and other liabilities	3,792	3,450	7,944
Increase (decrease) in income tax payable	871	397	(60)
Increase in deferred revenue	8,173	7,091	6,321
(Decrease) increase in refundable fees	(4,224)	229	910
Increase in deferred tax liabilities	459	529	434
(Increase) in amount due from a related party	(113)	(105)
Net cash generated from (used in) operating activities	38,969	37,779	44,093
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of a business, net of cash acquired	(29,695)
Maturity (purchase) of term deposits	4,593	804	(4,880)
Purchase of short-term investments	(1,305)
(Placement) of restricted cash		(16,656)	(16,607)
Release of restricted cash		16,405
Acquisition of property, plant and equipment	(2,605)	(4,648)	(2,241)
Proceeds from disposition of property, plant and equipment	1
Acquisition of other intangible assets	(163)	(154)	(452)
Payment of deposit for the acquisition of non-current assets	(1,167)	(62)
Payment for deposit for the purchase of investment	(459)
Purchase of equity method investment	(1,914)
Purchase of cost method investment	(651)
Purchase of available-for-sale investment	(658)
Net cash used in investing activities	(34,023)	(4,311)	(24,180)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	4,859
Loan repayment		(16,071)
Bank borrowing		16,656	16,062
Issuance of new ordinary shares			29,088
Repurchase of ordinary shares	(36,760)	(3,333)
Proceeds from share options exercised by employees	1,659	18	491
Loan to optionees in connection with exercise of options	(1,663)		(510)
Repayment of loan to optionees in connection with exercise of options	177	1,042	1,242
Dividends paid to shareholders	(31,138)	(28,199)	(20,258)
Net cash generated from (used in) financing activities	(62,866)	(29,887)	26,115
Exchange rate effect on cash and cash equivalents	(6,302)	(3,757)	128
Net (decrease) increase in cash and cash equivalents	(64,222)	(176)	46,156
Cash and cash equivalents at beginning of the year	117,899	118,075	71,919
Cash and cash equivalents at end of the year	53,677	117,899	118,075
Supplemental schedule of cash flow information
Income tax paid	(5,245)	(4,418)	(4,049)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	117	60	280
Income tax reversal	$ 369	$ 37	$ 782